Shareholder Report, Holdings (Details)	May 31, 2025
C000057839 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057839 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057839 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057839 | AssuredPartners
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057839 | TIH Insurance Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000057839 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057839 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057839 | UKG
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057839 | Medline Borrower
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057839 | Epicor Software
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057839 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000057839 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000057839 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000057839 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000057839 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000057839 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092115 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092115 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092115 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092115 | AssuredPartners
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092115 | TIH Insurance Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092115 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092115 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092115 | UKG
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092115 | Medline Borrower
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092115 | Epicor Software
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092115 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000092115 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000092115 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092115 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092115 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092115 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219332 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219332 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219332 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219332 | AssuredPartners
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219332 | TIH Insurance Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219332 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219332 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219332 | UKG
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219332 | Medline Borrower
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219332 | Epicor Software
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219332 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000219332 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000219332 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219332 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219332 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219332 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%